Note 5. Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Due to Officers or Stockholders, Current	$ 254,000				$ 255,800
Deerpoint Development Co., Ltd.
Operating Leases, Rent Expense, Minimum Rentals				$ 40,800
Operating Leases, Rent Expense, Net	10,200	$ 10,200			43,400	$ 40,800
A-C Valley Industrial Park
Operating Leases, Rent Expense, Net	3,000	3,000			12,000	12,000
Caterpillar Financial
Operating Leases, Rent Expense, Minimum Rentals			$ 28,400	37,900
Operating Leases, Rent Expense, Net	9,465	9,465
Timothy R. Kasmoch
Officers' Compensation				150,000	150,000
Operating Leases, Rent Expense, Net	$ 6,600	$ 6,600			22,000	$ 19,800
Robert W. Bohmer
Officers' Compensation				57,200	57,200
James K. McHugh
Officers' Compensation				$ 125,000	$ 125,000